UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481
                                   ---------

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period:5/31/04
                         -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                          MAY 31, 2004
--------------------------------------------------------------------------------
[CLASSROOM GRAPHIC OMITTED]
                                                     Franklin California
                                                     HighYield Municipal Fund

                                                     Franklin Tennessee
                                                     Municipal Bond Fund




--------------------------------------------------------------------------------
       ANNUAL REPORT AND SHAREHOLDER LETTER             TAX-FREE INCOME
--------------------------------------------------------------------------------

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                                                     THIS DOCUMENT
                            FRANKLIN                 FASTER VIA EMAIL?

                    MUNICIPAL SECURITIES TRUST       Eligible shareholders can
                                                     Sign up for eDelivery at
                                                     Franklintempleton.com.
                                                     See inside for details.

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[BUILDING GRAPHIC OMITTED]



                 [FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]

                      FRANKLIN O TEMPLETON O MUTUAL SERIES


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

                             Franklin Templeton Investments
                             GAIN FROM OUR PERSPECTIVE

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION         Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.
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                    MUTUAL FUNDS  |  RETIREMENT PLANS  |  529 COLLEGE SAVINGS PLANS  |  SEPARATE ACCOUNTS
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
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Not part of the annual report

                     Contents
-----------------------------------------------------
SHAREHOLDER LETTER .................................1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund ...............................4



ANNUAL REPORT

Franklin California
High Yield Municipal Fund ..........................7

Franklin Tennessee
Municipal Bond Fund ...............................16

Financial Highlights and
Statements of Investments..........................22

Financial Statements ..............................36

Notes to
Financial Statements ..............................39

Report of Independent
Registered Public
Accounting Firm ...................................47

Tax Designation ...................................48

Board Members
and Officers ......................................49

Proxy Voting Policies
and Procedures ....................................54
-----------------------------------------------------
--------------------------------------------------------------------------------

Annual Report



FRANKLIN CALIFORNIA
HIGH YIELD MUNICIPAL FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California High Yield Municipal Fund seeks to provide high, current income exempt from federal and California personal income taxes through a portfolio consisting mainly of higher-yielding, medium-, lower- and non-rated California municipal bonds.1


----------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS
  PAST PERFORMANCE, WHICH DOES NOT
  GUARANTEE FUTURE RESULTS. INVESTMENT
  RETURN AND PRINCIPAL VALUE WILL
  FLUCTUATE, AND YOU MAY HAVE A GAIN OR
  LOSS WHEN YOU SELL YOUR SHARES.
  CURRENT PERFORMANCE MAY DIFFER FROM
  FIGURES SHOWN. PLEASE VISIT
  FRANKLINTEMPLETON.COM OR CALL
  1-800/342-5236 FOR MOST RECENT
  MONTH-END PERFORMANCE.
----------------------------------------

          This annual report for Franklin California High Yield Municipal Fund covers the fiscal year ended May 31, 2004.


          PERFORMANCE OVERVIEW

          Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the year under review. The Fund's Class A share price, as measured by net asset value, declined from $10.21 on May 31, 2003, to $9.94 on May 31, 2004. The Fund's Class A
          shares paid dividends totaling 55.11 cents per share for the same period.2 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 5.40%, based on an annualization of the current
          4.67 cent ($0.0467) per share monthly dividend and the maximum offering price of $10.38 on May 31, 2004. An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 9.16% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.


          ----------------------------------------------------------------------
          1. For investors subject to the alternative minimum tax, a portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

          2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

          THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 25.




--------------------------------------------------------------------------------




                                                                Annual Report |7

          STATE UPDATE

          California's growing economy remained healthy and diverse during the 12 months under review. Private sector employment grew at a moderate pace, recording an average monthly increase of around 100,000 jobs in the first four months of 2004 compared with the same period a year earlier. This increase was a significant improvement from the average monthly gain of around 20,000 private sector jobs in fourth quarter 2003. The state's personal income also grew modestly and exceeded the country's as a whole. In fourth quarter 2003, California's income growth accelerated to 4.8%, ahead of the nation's 4.3% pace.3

          The state ended fiscal year 2003 with an unreserved general fund deficit of $15 billion.4 However, California's finances seemed to be improving as state tax collections for fiscal year 2004 benefited from California's nascent economic recovery. Based on actual receipts through April 2004, the state expects personal income tax and sales tax receipts to rise 10% and 5.2% for the year.3 Additionally, Governor Arnold Schwarzenegger's revised fiscal year 2005 budget proposal released in May 2004 indicated some improvement in California's finances over prior years, with less reliance on one-time revenues and revised revenue assumptions.

          The state's immediate liquidity crisis abated when voters approved $15 billion of deficit-financing bonds in March 2004.4 This recent increase in California's long-term debt resulted in an above-average level of indebtedness relative to other states. Furthermore, California's net tax-supported debt has doubled since the end of fiscal year 2001 to $53 billion. However, at 4.5% of aggregate personal income, the debt burden is not currently a credit concern.3

          In light of a now established recovery trend in the state's economy and tax revenues, as well as an improved budgetary and liquidity outlook, independent credit rating agency Moody's Investors Service upgraded California's general obligation bonds to A3, from Baa1, and assigned a positive rating outlook.5 However, the state's rating still remained well below the 50-state average of Aa2, due to significant ongoing fiscal challenges.




          ----------------------------------------------------------------------
          3. Source: Moody's Investors Service, "Rating Update: California (State of)," 5/21/04.

          4. Source: Standard & Poor's, "Research: Gov. Schwarzenegger's Proposed May Budget Revision Indicates Some Improvement in California Finances," RATINGSDIRECT, 5/19/04.

          5. This does not indicate Moody's rating of the Fund.



          ----------------------------------------------------------------------



8| Annual Report

MUNICIPAL BOND MARKET OVERVIEW

Municipal bond prices traced an unsteady path during the year under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and the Middle East, tension with North Korea, and worldwide terrorist activity made headlines. Domestically, changing tax policies, burgeoning budget deficits, dollar devaluation, national health care reform, and several financial scandals were prominent news stories over the past 12 months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index fell 4.8% from June 13 through August 15, 2003, and rose 8.2% from August 15 through March 15, 2004, before falling 3.9% through fiscal year-end.6 The municipal bond market, however, experienced less volatility than the 10-year Treasury note and the Standard & Poor's 500 Composite Index (S&P 500).7

Interest rates rose significantly over the fiscal year's final two months, as economic data indicated continuing U.S. economic recovery. Labor market conditions improved, and the markets expected the Federal Reserve Board to begin raising the federal funds target rate in June. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.34% at the beginning of the fiscal year under review to 4.99% on May 31, 2004.8 Despite the rise in yields, long-term interest rates remained near four-decade lows through much of the reporting period. The generally low interest rate environment provided some municipalities with the opportunity to refinance their outstanding debt. During calendar year 2003, municipalities issued $94 billion of bonds to refund their outstanding debt. Refunding debt combined with new-issue bonds totaled $384 billion in 2003, surpassing the $358 billion record set in 2002.9 Although recent rising rates and lack of refunding opportunities for municipalities may have led to a 2.5% decline in California's issuance so far in 2004, the state's new issuance from January through May 2004 remained high at $2.64 million.10

[BAR CHART GRAPHIC OMITTED]

---------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments
As of 5/13/04

AAA 7.3%

AA  0.6%

A   3.3%

BBB 37.6%

Below Investment Grade     51.2%
---------------------------------------------
*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.



--------------------------------------------------------------------------------
6. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

7. Source: Standard & Poor's Micropal. Based on the one-year annualized volatility as of 5/31/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. See footnote 6 for a description of the Lehman Brothers Municipal Bond Index. The P&R U.S. Treasury
Note 10-Year Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

8. Source: Thomson Financial.

9. Source: THE BOND BUYER online, www.bondbuyer.com, "A Decade of Municipal Bond Finance," 3/4/04.

10. Source: THE BOND BUYER, 6/1/04.




--------------------------------------------------------------------------------

                                                                Annual Report |9

PORTFOLIO BREAKDOWN
Franklin California High Yield Municipal Fund
5/31/04

--------------------------------------
                           % OF TOTAL
                LONG-TERM INVESTMENTS
--------------------------------------
  Tax-Supported                 50.5%
--------------------------------------
  Transportation                11.2%
--------------------------------------
  Other Revenue                  8.9%
--------------------------------------
  Hospital & Health Care         6.9%
--------------------------------------
  Prerefunded                    6.1%
--------------------------------------
  Utilities                      5.3%
--------------------------------------
  Subject to Government
    Appropriations               4.8%
--------------------------------------
  Higher Education               4.8%
--------------------------------------
  Corporate-Backed               0.8%
--------------------------------------
  General Obligation             0.6%
--------------------------------------
  Housing                        0.1%
--------------------------------------

          Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003 municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates, illustrated by the yield curve, was wider on May 31, 2004, than on May 31 for the 10 prior years. Wider spreads provided for attractive real rates of return in the municipal bond market, as long-term distribution yields remained more than three percentage points above short-term rates.

          Many states coped with financial challenges and budget deficits during the year under review. According to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs, in January 2003 the projected budget shortfall for fiscal year 2004 for all states totaled between $70 billion and $85 billion. However, in January 2004, Moody's Investors Service released a report entitled, "State Credit Cycle Approaches the Bottom; Lessons from the Early 1990s," which cited several factors that Moody's suggests could contribute to eventual restoration of fiscal balance. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 417 to 309 for 2003.


          INVESTMENT STRATEGY

          We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.


--------------------------------------------------------------------------------

10| Annual Report

DIVIDEND DISTRIBUTIONS*
Franklin California High Yield Municipal Fund
6/1/03-5/31/04

--------------------------------------------------------------------------------
                                                   DIVIDEND PER SHARE
                                         ---------------------------------------
   MONTH                                    CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
   June                                    4.55 cents   4.09 cents   4.09 cents
--------------------------------------------------------------------------------
   July                                    4.55 cents   4.09 cents   4.09 cents
--------------------------------------------------------------------------------
   August                                  4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   September                               4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   October                                 4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   November                                4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   December                                4.60 cents   4.17 cents   4.15 cents
--------------------------------------------------------------------------------
   January                                 4.60 cents   4.17 cents   4.15 cents
--------------------------------------------------------------------------------
   February                                4.60 cents   4.17 cents   4.15 cents
--------------------------------------------------------------------------------
   March                                   4.67 cents   4.19 cents   4.19 cents
--------------------------------------------------------------------------------
   April                                   4.67 cents   4.19 cents   4.19 cents
--------------------------------------------------------------------------------
   May                                     4.67 cents   4.19 cents   4.19 cents
--------------------------------------------------------------------------------
   TOTAL                                  55.11 CENTS  49.58 CENTS  49.56 CENTS
--------------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.



MANAGER'S DISCUSSION

The significant amount of new issuance during the Fund's fiscal year provided us with ample opportunity to keep the portfolio fully invested, improve the portfolio's structure or execute tax losses. The mixture of our value-oriented philosophy of investing primarily for income, a large supply of municipal bonds, and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.



--------------------------------------------------------------------------------
THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


--------------------------------------------------------------------------------

                                                               Annual Report |11

PERFORMANCE SUMMARY AS OF 5/31/04

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.27             $9.94           $10.21
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5511
--------------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.26             $9.99           $10.25
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4958
--------------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.27             $9.97           $10.24
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4956
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

12| Past performance does not guarantee future results. | Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                              +2.81%           +23.98%          +83.82%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                          -1.53%            +3.49%           +5.82%
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04)3                     -0.83%            +3.95%           +5.97%
--------------------------------------------------------------------------------------------------------
     Distribution Rate4                   5.40%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution
        Rate5                             9.16%
--------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6           5.10%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5            8.65%
--------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (2/1/00)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                              +2.24%           +16.06%          +32.87%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                          -1.66%            +4.18%           +6.41%
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04)3                     -0.93%            +4.09%           +6.39%
--------------------------------------------------------------------------------------------------------
     Distribution Rate4                   5.07%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution
        Rate5                             8.60%
--------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6           4.78%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5            8.11%
--------------------------------------------------------------------------------------------------------
  CLASS C                                             1-YEAR           5-YEAR      INCEPTION (5/1/96)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                            +2.24%           +20.56%          +53.75%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                        +1.26%            +3.81%           +5.46%
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04)3                   +2.01%            +4.29%           +5.48%
--------------------------------------------------------------------------------------------------------
     Distribution Rate4                   5.06%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution
        Rate5                             8.57%
--------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6           4.78%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5            8.11%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




         Annual Report | Past performance does not guarantee future results. |13

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

--------------------------------------------------------------------------------
Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the Bureau of Labor Statistics, is a commonly used measure of the inflation rate.
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS A                     5/31/04
--------------------------------------
  1-Year                       -1.53%
--------------------------------------
  5-Year                       +3.49%
--------------------------------------
  10-Year                      +5.82%
--------------------------------------

[GRAPH OMITTED]
[PLOT POINTS FOLLOW:]

CLASS A (6/1/94-5/31/04)

                    Franklin California        Lehman Brothers
                    High Yield Municipal       Municipal Bond
                    Fund                       Index7                 CPI7
   6/1/94           $9,577                     $10,000                $10,000
  6/30/94           $9,481                      $9,939                $10,034
  7/31/94           $9,662                     $10,121                $10,061
  8/31/94           $9,735                     $10,156                $10,102
  9/30/94           $9,638                     $10,007                $10,129
 10/31/94           $9,499                      $9,830                $10,136
 11/30/94           $9,280                      $9,652                $10,149
 12/31/94           $9,345                      $9,864                $10,149
  1/31/95           $9,624                     $10,146                $10,190
  2/28/95           $9,906                     $10,441                $10,231
  3/31/95          $10,116                     $10,561                $10,264
  4/30/95          $10,171                     $10,574                $10,298
  5/31/95          $10,446                     $10,911                $10,319
  6/30/95          $10,343                     $10,816                $10,339
  7/31/95          $10,389                     $10,918                $10,339
  8/31/95          $10,501                     $11,057                $10,366
  9/30/95          $10,603                     $11,126                $10,386
 10/31/95          $10,770                     $11,288                $10,420
 11/30/95          $10,960                     $11,476                $10,414
 12/31/95          $11,118                     $11,586                $10,407
  1/31/96          $11,178                     $11,673                $10,468
  2/29/96          $11,095                     $11,595                $10,502
  3/31/96          $10,990                     $11,446                $10,556
  4/30/96          $10,973                     $11,414                $10,597
  5/31/96          $11,023                     $11,410                $10,617
  6/30/96          $11,198                     $11,534                $10,624
  7/31/96          $11,271                     $11,638                $10,644
  8/31/96          $11,288                     $11,636                $10,664
  9/30/96          $11,473                     $11,798                $10,698
 10/31/96          $11,614                     $11,932                $10,732
 11/30/96          $11,824                     $12,150                $10,753
 12/31/96          $11,803                     $12,099                $10,753
  1/31/97          $11,806                     $12,122                $10,786
  2/28/97          $11,925                     $12,233                $10,820
  3/31/97          $11,809                     $12,070                $10,847
  4/30/97          $11,930                     $12,171                $10,861
  5/31/97          $12,088                     $12,354                $10,854
  6/30/97          $12,257                     $12,486                $10,868
  7/31/97          $12,597                     $12,832                $10,881
  8/31/97          $12,539                     $12,711                $10,902
  9/30/97          $12,772                     $12,862                $10,929
 10/31/97          $12,873                     $12,945                $10,956
 11/30/97          $12,986                     $13,021                $10,949
 12/31/97          $13,186                     $13,211                $10,936
  1/31/98          $13,300                     $13,347                $10,956
  2/28/98          $13,315                     $13,351                $10,976
  3/31/98          $13,314                     $13,363                $10,997
  4/30/98          $13,302                     $13,303                $11,017
  5/31/98          $13,517                     $13,513                $11,037
  6/30/98          $13,593                     $13,567                $11,051
  7/31/98          $13,644                     $13,601                $11,064
  8/31/98          $13,849                     $13,811                $11,078
  9/30/98          $14,055                     $13,983                $11,092
 10/31/98          $14,042                     $13,983                $11,119
 11/30/98          $14,133                     $14,032                $11,119
 12/31/98          $14,156                     $14,067                $11,112
  1/31/99          $14,283                     $14,234                $11,139
  2/28/99          $14,253                     $14,172                $11,153
  3/31/99          $14,275                     $14,192                $11,186
  4/30/99          $14,297                     $14,227                $11,268
  5/31/99          $14,200                     $14,145                $11,268
  6/30/99          $13,954                     $13,941                $11,268
  7/31/99          $13,975                     $13,992                $11,302
  8/31/99          $13,768                     $13,880                $11,329
  9/30/99          $13,763                     $13,886                $11,383
 10/31/99          $13,431                     $13,735                $11,403
 11/30/99          $13,549                     $13,881                $11,410
 12/31/99          $13,199                     $13,778                $11,410
  1/31/00          $12,986                     $13,718                $11,444
  2/29/00          $13,190                     $13,877                $11,512
  3/31/00          $13,606                     $14,180                $11,607
  4/30/00          $13,559                     $14,097                $11,614
  5/31/00          $13,499                     $14,023                $11,627
  6/30/00          $13,693                     $14,395                $11,688
  7/31/00          $13,932                     $14,595                $11,715
  8/31/00          $14,328                     $14,820                $11,715
  9/30/00          $14,310                     $14,743                $11,776
 10/31/00          $14,435                     $14,904                $11,797
 11/30/00          $14,446                     $15,017                $11,803
 12/31/00          $14,675                     $15,388                $11,797
  1/31/01          $14,804                     $15,540                $11,871
  2/28/01          $14,859                     $15,589                $11,919
  3/31/01          $14,988                     $15,729                $11,946
  4/30/01          $14,761                     $15,559                $11,993
  5/31/01          $14,937                     $15,726                $12,047
  6/30/01          $15,038                     $15,831                $12,068
  7/31/01          $15,261                     $16,066                $12,034
  8/31/01          $15,606                     $16,331                $12,034
  9/30/01          $15,557                     $16,276                $12,088
 10/31/01          $15,737                     $16,470                $12,047
 11/30/01          $15,640                     $16,331                $12,027
 12/31/01          $15,465                     $16,176                $11,980
  1/31/02          $15,708                     $16,457                $12,007
  2/28/02          $15,749                     $16,655                $12,054
  3/31/02          $15,509                     $16,329                $12,122
  4/30/02          $15,708                     $16,648                $12,190
  5/31/02          $15,829                     $16,749                $12,190
  6/30/02          $15,998                     $16,926                $12,197
  7/31/02          $16,104                     $17,144                $12,210
  8/31/02          $16,275                     $17,350                $12,251
  9/30/02          $16,560                     $17,730                $12,271
 10/31/02          $16,279                     $17,436                $12,292
 11/30/02          $16,241                     $17,364                $12,292
 12/31/02          $16,513                     $17,730                $12,264
  1/31/03          $16,489                     $17,685                $12,319
  2/28/03          $16,696                     $17,932                $12,414
  3/31/03          $16,689                     $17,943                $12,488
  4/30/03          $16,798                     $18,062                $12,461
  5/31/03          $17,125                     $18,485                $12,441
  6/30/03          $17,083                     $18,406                $12,454
  7/31/03          $16,619                     $17,762                $12,468
  8/31/03          $16,696                     $17,894                $12,515
  9/30/03          $17,063                     $18,421                $12,556
 10/31/03          $17,056                     $18,328                $12,542
 11/30/03          $17,306                     $18,519                $12,508
 12/31/03          $17,471                     $18,672                $12,495
  1/31/04          $17,620                     $18,779                $12,556
  2/29/04          $17,874                     $19,062                $12,624
  3/31/04          $17,920                     $18,995                $12,705
  4/30/04          $17,668                     $18,545                $12,746
  5/31/04          $17,604                     $18,478                $12,820





AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS B                     5/31/04
--------------------------------------
  1-Year                       -1.66%
--------------------------------------
  3-Year                       +4.18%
--------------------------------------
  Since Inception (2/1/00)     +6.41%
--------------------------------------

[GRAPH OMITTED]
[PLOT POINTS FOLLOW:]

CLASS B (2/1/00-5/31/04)

                      Franklin California    Lehman Brothers
                      High Yield Municipal   Municipal Bond
                      Fund                   Index7                 CPI7
   2/1/00             $10,000                $10,000                $10,000
  2/29/00             $10,137                $10,116                $10,059
  3/31/00             $10,452                $10,337                $10,142
  4/30/00             $10,422                $10,276                $10,148
  5/31/00             $10,382                $10,223                $10,160
  6/30/00             $10,526                $10,494                $10,213
  7/31/00             $10,704                $10,640                $10,237
  8/31/00             $11,014                $10,804                $10,237
  9/30/00             $10,994                $10,747                $10,290
 10/31/00             $11,086                $10,865                $10,308
 11/30/00             $11,089                $10,947                $10,314
 12/31/00             $11,259                $11,217                $10,308
  1/31/01             $11,352                $11,328                $10,373
  2/28/01             $11,400                $11,364                $10,415
  3/31/01             $11,482                $11,466                $10,438
  4/30/01             $11,303                $11,342                $10,480
  5/31/01             $11,432                $11,464                $10,527
  6/30/01             $11,515                $11,541                $10,545
  7/31/01             $11,668                $11,712                $10,515
  8/31/01             $11,938                $11,905                $10,515
  9/30/01             $11,895                $11,865                $10,563
 10/31/01             $12,026                $12,006                $10,527
 11/30/01             $11,948                $11,905                $10,509
 12/31/01             $11,809                $11,792                $10,468
  1/31/02             $11,987                $11,997                $10,492
  2/28/02             $12,013                $12,141                $10,533
  3/31/02             $11,825                $11,903                $10,592
  4/30/02             $11,970                $12,136                $10,652
  5/31/02             $12,069                $12,210                $10,652
  6/30/02             $12,179                $12,339                $10,658
  7/31/02             $12,254                $12,498                $10,669
  8/31/02             $12,379                $12,648                $10,705
  9/30/02             $12,601                $12,925                $10,723
 10/31/02             $12,371                $12,711                $10,741
 11/30/02             $12,348                $12,658                $10,741
 12/31/02             $12,536                $12,925                $10,717
  1/31/03             $12,524                $12,892                $10,764
  2/28/03             $12,662                $13,072                $10,847
  3/31/03             $12,651                $13,080                $10,912
  4/30/03             $12,740                $13,167                $10,889
  5/31/03             $12,980                $13,475                $10,871
  6/30/03             $12,944                $13,418                $10,883
  7/31/03             $12,575                $12,948                $10,895
  8/31/03             $12,640                $13,045                $10,936
  9/30/03             $12,911                $13,428                $10,972
 10/31/03             $12,899                $13,361                $10,960
 11/30/03             $13,081                $13,500                $10,930
 12/31/03             $13,200                $13,612                $10,918
  1/31/04             $13,293                $13,690                $10,972
  2/29/04             $13,491                $13,896                $11,031
  3/31/04             $13,506                $13,847                $11,102
  4/30/04             $13,324                $13,519                $11,137
  5/31/04             $13,087                $13,470                $11,203



14| Past performance does not guarantee future results. | Annual Report

[GRAPH OMITTED]
[PLOT POINTS FOLLOW:]

CLASS C (5/1/96-5/31/04)

                  Franklin California           Lehman Brothers
    Date          High Yield Municipal Fund     Municipal Bond Index   CPI7

  5/1/96          $10,000                       $10,000                $10,000
 5/31/96          $10,038                       $9,996                 $10,019
 6/30/96          $10,182                       $10,105                $10,026
 7/31/96          $10,256                       $10,197                $10,045
 8/31/96          $10,256                       $10,194                $10,064
 9/30/96          $10,421                       $10,337                $10,096
10/31/96          $10,542                       $10,454                $10,128
11/30/96          $10,728                       $10,645                $10,147
12/31/96          $10,714                       $10,600                $10,147
 1/31/97          $10,709                       $10,620                $10,179
 2/28/97          $10,810                       $10,718                $10,211
 3/31/97          $10,709                       $10,575                $10,237
 4/30/97          $10,803                       $10,663                $10,250
 5/31/97          $10,952                       $10,824                $10,243
 6/30/97          $11,089                       $10,939                $10,256
 7/31/97          $11,402                       $11,242                $10,269
 8/31/97          $11,344                       $11,137                $10,288
 9/30/97          $11,550                       $11,269                $10,313
10/31/97          $11,635                       $11,341                $10,339
11/30/97          $11,742                       $11,408                $10,333
12/31/97          $11,906                       $11,575                $10,320
 1/31/98          $12,017                       $11,694                $10,339
 2/28/98          $12,017                       $11,697                $10,358
 3/31/98          $12,014                       $11,708                $10,377
 4/30/98          $11,996                       $11,655                $10,397
 5/31/98          $12,195                       $11,839                $10,416
 6/30/98          $12,253                       $11,886                $10,429
 7/31/98          $12,292                       $11,916                $10,441
 8/31/98          $12,471                       $12,100                $10,454
 9/30/98          $12,650                       $12,251                $10,467
10/31/98          $12,634                       $12,251                $10,493
11/30/98          $12,711                       $12,293                $10,493
12/31/98          $12,716                       $12,324                $10,486
 1/31/99          $12,837                       $12,471                $10,512
 2/28/99          $12,794                       $12,417                $10,525
 3/31/99          $12,807                       $12,434                $10,557
 4/30/99          $12,833                       $12,465                $10,633
 5/31/99          $12,739                       $12,393                $10,633
 6/30/99          $12,512                       $12,214                $10,633
 7/31/99          $12,525                       $12,259                $10,665
 8/31/99          $12,333                       $12,160                $10,691
 9/30/99          $12,323                       $12,165                $10,742
10/31/99          $12,009                       $12,034                $10,761
11/30/99          $12,122                       $12,162                $10,768
12/31/99          $11,804                       $12,071                $10,768
 1/31/00          $11,610                       $12,018                $10,800
 2/29/00          $11,774                       $12,158                $10,864
 3/31/00          $12,139                       $12,424                $10,953
 4/30/00          $12,092                       $12,350                $10,960
 5/31/00          $12,046                       $12,286                $10,972
 6/30/00          $12,213                       $12,612                $11,030
 7/31/00          $12,419                       $12,787                $11,056
 8/31/00          $12,766                       $12,984                $11,056
 9/30/00          $12,744                       $12,917                $11,113
10/31/00          $12,837                       $13,058                $11,132
11/30/00          $12,840                       $13,156                $11,139
12/31/00          $13,038                       $13,481                $11,132
 1/31/01          $13,158                       $13,615                $11,203
 2/28/01          $13,201                       $13,658                $11,248
 3/31/01          $13,309                       $13,781                $11,273
 4/30/01          $13,103                       $13,631                $11,318
 5/31/01          $13,252                       $13,778                $11,369
 6/30/01          $13,336                       $13,870                $11,388
 7/31/01          $13,527                       $14,076                $11,356
 8/31/01          $13,826                       $14,308                $11,356
 9/30/01          $13,776                       $14,260                $11,408
10/31/01          $13,928                       $14,429                $11,369
11/30/01          $13,837                       $14,308                $11,350
12/31/01          $13,676                       $14,172                $11,305
 1/31/02          $13,883                       $14,418                $11,331
 2/28/02          $13,927                       $14,592                $11,376
 3/31/02          $13,695                       $14,306                $11,440
 4/30/02          $13,864                       $14,586                $11,504
 5/31/02          $13,978                       $14,674                $11,504
 6/30/02          $14,107                       $14,829                $11,510
 7/31/02          $14,194                       $15,020                $11,523
 8/31/02          $14,338                       $15,201                $11,561
 9/30/02          $14,596                       $15,534                $11,580
10/31/02          $14,329                       $15,276                $11,599
11/30/02          $14,302                       $15,213                $11,599
12/31/02          $14,520                       $15,534                $11,574
 1/31/03          $14,507                       $15,494                $11,625
 2/28/03          $14,667                       $15,711                $11,715
 3/31/03          $14,654                       $15,720                $11,785
 4/30/03          $14,757                       $15,824                $11,759
 5/31/03          $15,021                       $16,195                $11,740
 6/30/03          $14,993                       $16,126                $11,753
 7/31/03          $14,566                       $15,562                $11,766
 8/31/03          $14,627                       $15,678                $11,811
 9/30/03          $14,940                       $16,139                $11,849
10/31/03          $14,942                       $16,057                $11,836
11/30/03          $15,153                       $16,225                $11,804
12/31/03          $15,290                       $16,359                $11,791
 1/31/04          $15,398                       $16,453                $11,849
 2/29/04          $15,613                       $16,700                $11,913
 3/31/04          $15,645                       $16,642                $11,990
 4/30/04          $15,434                       $16,248                $12,028
 5/31/04          $15,375                       $16,189                $12,099


AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     5/31/04
--------------------------------------
  1-Year                       +1.26%
--------------------------------------
  5-Year                       +3.81%
--------------------------------------
  Since Inception (5/1/96)     +5.46%
--------------------------------------


ENDNOTES


MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. HIGHER YIELDS REFLECT HIGHER CREDIT RISKS ASSOCIATED WITH THE FUND'S PORTFOLIO HOLDINGS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Prior to 7/1/94, these shares were offered at a higher initial sales charge; thus actual total returns may be lower.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 5/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/04.

7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


         Annual Report | Past performance does not guarantee future results. |15

Franklin Tennessee Municipal Bond Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Tennessee Municipal Bond Fund seeks to provide high, current income exempt from federal and Tennessee personal income taxes while seeking preservation of capital through a portfolio consisting mainly of Tennessee municipal securities.1


[PIE CHART OMITTED]

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Tennessee Municipal Bond Fund
Based on Total Long-Term Investments as of 5/31/04


AAA ... 70.9%
AA .... 22.1%
A .....  3.2%
BBB ...  3.8%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------



This annual report for Franklin Tennessee Municipal Bond Fund covers the fiscal year ended May 31, 2004.

--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the year under review. The Fund's Class A share price, as measured by net asset value, declined from $11.59 on May 31, 2003, to $11.04 on May 31, 2004. The Fund's Class A shares paid dividends totaling 48.80 cents per share for the same period.2 The Fund reduced its dividends early in the period under review as shown in the dividend distributions table. These decreases mainly resulted from investing new cash flows during a historically low interest rate environment. The Performance Summary beginning on page 20 shows that at the end of this reporting



--------------------------------------------------------------------------------
1. For investors subject to the alternative minimum tax, a portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 32.
--------------------------------------------------------------------------------

16| Annual Report
period the Fund's Class A shares' distribution rate was 4.16%. An investor in the maximum combined federal and Tennessee state personal income tax bracket of 38.90% would need to earn a distribution rate of 6.81% from a taxable investment to match the Fund's Class A tax-free distribution rate.


STATE UPDATE

Tennessee's economy has begun to show some signs of recovery as job growth in government, tourism and various other services sectors have offset some losses in manufacturing. Thus, unemployment remained low at 4.8% in May 2004, well below the 5.6% national average.3

However, despite strong revenue collections, the state experienced a $250 million budget shortfall in fiscal year 2003 due to a weak national economy and Tennessee's greater-than-expected expenditure growth. Approximately $194 million of the deficit was attributed to TennCare cost overruns.4 TennCare is the state's health care program serving its Medicaid-eligible, uninsured or uninsurable citizens. To balance the budget, Tennessee passed a one-cent sales tax increase and tapped several nonrecurring revenues, including $67.2 million from the state's rainy day fund and a portion of a $97 million federal flexible grant.5

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned AA and Aa2 ratings to Tennessee's general obligation bonds.6 These investment-grade ratings reflect the state's low debt burden, increasing economic diversification and recent strides toward long-term fiscal stability. However, both rating agencies held negative credit outlooks for Tennessee because of the state's thin reserve position and continued health care spending pressures.


MUNICIPAL BOND MARKET OVERVIEW

Municipal bond prices traced an unsteady path during the year under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and the Middle East, tension with North Korea, and worldwide terrorist activity made headlines. Domestically, changing tax policies, burgeoning budget deficits, dollar devaluation, national health care reform, and several financial scandals were prominent news stories over the past 12 months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index fell 4.8% from June 13 through August 15, 2003, and rose 8.2% from August 15 through March 15,



DIVIDEND DISTRIBUTIONS2
Franklin Tennessee Municipal Bond Fund --
Class A
6/1/03-5/31/04

---------------------------------------
  MONTH            DIVIDEND PER SHARE
---------------------------------------
  June                     4.15 cents
---------------------------------------
  July                     4.15 cents
---------------------------------------
  August                   4.05 cents
---------------------------------------
  September                4.05 cents
---------------------------------------
  October                  4.05 cents
---------------------------------------
  November                 4.05 cents
---------------------------------------
  December                 4.05 cents
---------------------------------------
  January                  4.05 cents
---------------------------------------
  February                 4.05 cents
---------------------------------------
  March                    4.05 cents
---------------------------------------
  April                    4.05 cents
---------------------------------------
  May                      4.05 cents
---------------------------------------
  TOTAL                   48.80 CENTS
---------------------------------------



--------------------------------------------------------------------------------
3. Source: Bureau of Labor Statistics.

4. Source: Moody's Investors Service, "New Issue: Tennessee (State of),"
8/25/03.

5. Source: Standard & Poor's, "State Review: Tennessee," RATINGSDIRECT,
1/6/04.

6. These do not indicate ratings of the Fund.
--------------------------------------------------------------------------------

                                                               Annual Report |17

2004, before falling 3.9% through fiscal year-end.7 The municipal bond market, however, experienced less volatility than the 10-year Treasury note and the Standard & Poor's 500 Composite Index (S&P 500).8

Interest rates rose significantly over the fiscal year's final two months, as economic data indicated continuing U.S. economic recovery. Labor market conditions improved, and the markets expected the Federal Reserve Board to begin raising the federal funds target rate in June. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.34% at the beginning of the fiscal year under review to 4.99% on May 31, 2004.9 Despite the rise in yields, long-term interest rates remained near four-decade lows through much of the reporting period. The generally low interest rate environment provided some municipalities with the opportunity to refinance their outstanding debt. During calendar year 2003, municipalities issued $94 billion of bonds to refund their outstanding debt. Refunding debt combined with new-issue bonds totaled $384 billion in 2003, surpassing the $358 billion record set in 2002.10 Continuing this trend, Tennessee's issuance increased 19.7% in the first five months of 2004.11

Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003 municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates, illustrated by the yield curve, was wider on May 31, 2004, than on May 31 for the 10 prior years. Wider spreads provided for attractive real rates of return in the municipal bond market, as long-term distribution yields remained more than three percentage points above short-term rates.


--------------------------------------------------------------------------------
7. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

8. Source: Standard & Poor's Micropal. Based on the one-year annualized volatility as of 5/31/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. See footnote 7 for a description of the Lehman Brothers Municipal Bond Index. The P&R U.S. Treasury
Note 10-Year Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

9. Source: Thomson Financial.

10. Source: THE BOND BUYER online, www.bondbuyer.com, "A Decade of Municipal Bond Finance," 3/4/04.

11. Source: THE BOND BUYER, 6/1/04.


--------------------------------------------------------------------------------




18| Annual Report

Many states coped with financial challenges and budget deficits during the year under review. According to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs, in January 2003 the projected budget shortfall for fiscal year 2004 for all states totaled between $70 billion and $85 billion. However, in January 2004, Moody's Investors Service released a report entitled, "State Credit Cycle Approaches the Bottom; Lessons from the Early 1990s," which cited several factors that Moody's suggests could contribute to eventual restoration of fiscal balance. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 417 to 309 for 2003.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.


MANAGER'S DISCUSSION

The significant amount of new issuance during the Fund's fiscal year provided us with ample opportunity to keep the portfolio fully invested, improve the portfolio's structure or execute tax losses. The mixture of our value-oriented philosophy of investing primarily for income, a large supply of municipal bonds, and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.



PORTFOLIO BREAKDOWN
Franklin Tennessee Municipal Bond Fund
5/31/04

--------------------------------------------------
                                      % OF TOTAL
                           LONG-TERM INVESTMENTS
--------------------------------------------------
  General Obligation                       26.8%
--------------------------------------------------
  Utilities                                25.2%*
--------------------------------------------------
  Prerefunded                              14.2%
--------------------------------------------------
  Hospital & Health Care                   10.2%
--------------------------------------------------
  Other Revenue                             6.8%
--------------------------------------------------
  Transportation                            4.7%
--------------------------------------------------
  Subject to Government Appropriations      3.8%
--------------------------------------------------
  Housing                                   3.4%
--------------------------------------------------
  Higher Education                          3.0%
--------------------------------------------------
  Corporate-Backed                          1.0%
--------------------------------------------------
  Tax-Supported                             0.9%
--------------------------------------------------

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.


--------------------------------------------------------------------------------
THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


--------------------------------------------------------------------------------

                                                               Annual Report |19

Performance Summary as of 5/31/04

FRANKLIN TENNESSEE MUNICIPAL BOND FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tableand graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.55            $11.04           $11.59
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                           $0.4880
--------------------------------------------------------------------------------------------------------




PERFORMANCE1

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES
SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                              -0.56%           +26.04%          +80.26%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return3                          -4.76%            +3.82%           +5.61%
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04)4                     -3.94%            +4.34%           +5.78%
--------------------------------------------------------------------------------------------------------
     Distribution Rate5                      4.16%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate6   6.81%
--------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield7              3.76%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield6               6.15%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


--------------------------------------------------------------------------------

20| Past performance does not guarantee future results.  |  Annual Report

--------------------------------------------------------------------------------
TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT1

Total return represents the change in value of an investment over the periods shown. It includes the maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index
(CPI), calculated by the Bureau of Labor Statistics, is a commonly used measure of the inflation rate.
--------------------------------------------------------------------------------


[GRAPH OMITTED]
[PLOT POINTS FOLLOW:]

CLASS A (6/1/94-5/31/04)


                Franklin Tennessee       Lehman Brothers
                Municipal Bond           Municipal Bond
                Fund                     Index8                CPI8
6/1/94           $9,574                  $10,000               $10,000
6/30/94          $9,461                   $9,939               $10,034
7/31/94          $9,678                  $10,121               $10,061
8/31/94          $9,697                  $10,156               $10,102
9/30/94          $9,525                  $10,007               $10,129
10/31/94         $9,265                   $9,830               $10,136
11/30/94         $9,035                   $9,652               $10,149
12/31/94         $9,332                   $9,864               $10,149
1/31/95          $9,679                  $10,146               $10,190
2/28/95          $9,979                  $10,441               $10,231
3/31/95         $10,075                  $10,561               $10,264
4/30/95         $10,093                  $10,574               $10,298
5/31/95         $10,408                  $10,911               $10,319
6/30/95         $10,308                  $10,816               $10,339
7/31/95         $10,356                  $10,918               $10,339
8/31/95         $10,506                  $11,057               $10,366
9/30/95         $10,575                  $11,126               $10,386
10/31/95        $10,725                  $11,288               $10,420
11/30/95        $10,927                  $11,476               $10,414
12/31/95        $11,050                  $11,586               $10,407
1/31/96         $11,111                  $11,673               $10,468
2/29/96         $10,998                  $11,595               $10,502
3/31/96         $10,875                  $11,446               $10,556
4/30/96         $10,854                  $11,414               $10,597
5/31/96         $10,874                  $11,410               $10,617
6/30/96         $11,011                  $11,534               $10,624
7/31/96         $11,116                  $11,638               $10,644
8/31/96         $11,126                  $11,636               $10,664
9/30/96         $11,317                  $11,798               $10,698
10/31/96        $11,434                  $11,932               $10,732
11/30/96        $11,638                  $12,150               $10,753
12/31/96        $11,585                  $12,099               $10,753
1/31/97         $11,595                  $12,122               $10,786
2/28/97         $11,715                  $12,233               $10,820
3/31/97         $11,561                  $12,070               $10,847
4/30/97         $11,671                  $12,171               $10,861
5/31/97         $11,848                  $12,354               $10,854
6/30/97         $11,980                  $12,486               $10,868
7/31/97         $12,358                  $12,832               $10,881
8/31/97         $12,213                  $12,711               $10,902
9/30/97         $12,389                  $12,862               $10,929
10/31/97        $12,465                  $12,945               $10,956
11/30/97        $12,597                  $13,021               $10,949
12/31/97        $12,821                  $13,211               $10,936
1/31/98         $12,954                  $13,347               $10,956
2/28/98         $12,951                  $13,351               $10,976
3/31/98         $12,959                  $13,363               $10,997
4/30/98         $12,897                  $13,303               $11,017
5/31/98         $13,126                  $13,513               $11,037
6/30/98         $13,204                  $13,567               $11,051
7/31/98         $13,235                  $13,601               $11,064
8/31/98         $13,444                  $13,811               $11,078
9/30/98         $13,616                  $13,983               $11,092
10/31/98        $13,564                  $13,983               $11,119
11/30/98        $13,631                  $14,032               $11,119
12/31/98        $13,669                  $14,067               $11,112
1/31/99         $13,809                  $14,234               $11,139
2/28/99         $13,732                  $14,172               $11,153
3/31/99         $13,785                  $14,192               $11,186
4/30/99         $13,791                  $14,227               $11,268
5/31/99         $13,674                  $14,145               $11,268
6/30/99         $13,397                  $13,941               $11,268
7/31/99         $13,401                  $13,992               $11,302
8/31/99         $13,159                  $13,880               $11,329
9/30/99         $13,103                  $13,886               $11,383
10/31/99        $12,811                  $13,735               $11,403
11/30/99        $12,967                  $13,881               $11,410
12/31/99        $12,785                  $13,778               $11,410
1/31/00         $12,667                  $13,718               $11,444
2/29/00         $12,839                  $13,877               $11,512
3/31/00         $13,218                  $14,180               $11,607
4/30/00         $13,098                  $14,097               $11,614
5/31/00         $12,939                  $14,023               $11,627
6/30/00         $13,335                  $14,395               $11,688
7/31/00         $13,578                  $14,595               $11,715
8/31/00         $13,834                  $14,820               $11,715
9/30/00         $13,711                  $14,743               $11,776
10/31/00        $13,877                  $14,904               $11,797
11/30/00        $14,019                  $15,017               $11,803
12/31/00        $14,478                  $15,388               $11,797
1/31/01         $14,567                  $15,540               $11,871
2/28/01         $14,642                  $15,589               $11,919
3/31/01         $14,758                  $15,729               $11,946
4/30/01         $14,564                  $15,559               $11,993
5/31/01         $14,722                  $15,726               $12,047
6/30/01         $14,866                  $15,831               $12,068
7/31/01         $15,133                  $16,066               $12,034
8/31/01         $15,374                  $16,331               $12,034
9/30/01         $15,230                  $16,276               $12,088
10/31/01        $15,445                  $16,470               $12,047
11/30/01        $15,341                  $16,331               $12,027
12/31/01        $15,110                  $16,176               $11,980
1/31/02         $15,381                  $16,457               $12,007
2/28/02         $15,584                  $16,655               $12,054
3/31/02         $15,265                  $16,329               $12,122
4/30/02         $15,554                  $16,648               $12,190
5/31/02         $15,660                  $16,749               $12,190
6/30/02         $15,809                  $16,926               $12,197
7/31/02         $16,001                  $17,144               $12,210
8/31/02         $16,180                  $17,350               $12,251
9/30/02         $16,589                  $17,730               $12,271
10/31/02        $16,202                  $17,436               $12,292
11/30/02        $16,147                  $17,364               $12,292
12/31/02        $16,503                  $17,730               $12,264
1/31/03         $16,447                  $17,685               $12,319
2/28/03         $16,686                  $17,932               $12,414
3/31/03         $16,764                  $17,943               $12,488
4/30/03         $16,915                  $18,062               $12,461
5/31/03         $17,336                  $18,485               $12,441
6/30/03         $17,248                  $18,406               $12,454
7/31/03         $16,558                  $17,762               $12,468
8/31/03         $16,694                  $17,894               $12,515
9/30/03         $17,164                  $18,421               $12,556
10/31/03        $17,090                  $18,328               $12,542
11/30/03        $17,288                  $18,519               $12,508
12/31/03        $17,411                  $18,672               $12,495
1/31/04         $17,519                  $18,779               $12,556
2/29/04         $17,782                  $19,062               $12,624
3/31/04         $17,704                  $18,995               $12,705
4/30/04         $17,255                  $18,545               $12,746
5/31/04         $17,258                  $18,478               $12,820



ENDNOTES


MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.60%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the current 4.00 cent per share monthly dividend and the maximum offering price of $11.53 per share on 5/31/04.

6. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Tennessee state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/04.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

       Annual Report  |  Past performance does not guarantee future results. |21

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                                     ----------------------------------------------------------
                                                                                         YEAR ENDED MAY 31,
CLASS A                                                                2004        2003        2002        2001        2000
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................................    $10.21      $ 9.97       $9.95       $9.52      $10.60
                                                                     ----------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .56         .54         .57c        .60         .56

 Net realized and unrealized gains (losses) .......................      (.28)        .25         .02c        .39       (1.08)
                                                                     ----------------------------------------------------------
Total from investment operations ..................................       .28         .79         .59         .99        (.52)
                                                                     ----------------------------------------------------------
Less distributions from net investment income .....................      (.55)       (.55)       (.57)       (.56)       (.56)
                                                                     ----------------------------------------------------------
Net asset value, end of year ......................................    $ 9.94      $10.21       $9.97       $9.95      $ 9.52
                                                                     ----------------------------------------------------------


Total return b ....................................................     2.81%       8.15%       5.99%      10.61%     (4.88)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................  $548,292    $537,770    $503,337    $483,666    $464,423

Ratios to average net assets:

 Expenses .........................................................      .65%        .65%        .61%        .50%        .49%

 Expenses excluding waiver and payments by affiliate ..............      .65%        .65%        .65%        .65%        .66%

 Net investment income ............................................     5.61%       5.36%       5.66%c      6.02%       5.70%

Portfolio turnover rate ...........................................     8.79%      10.13%      21.77%      29.01%      47.45%



aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cEffective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

 Net investment income per share ...........................  $.01
 Net realized and unrealized gains (losses) per share ......  (.01)
 Ratio of net investment income to average net assets ......   .08%

 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




--------------------------------------------------------------------------------

22| Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                         YEAR ENDED MAY 31,
CLASS B                                                                 2004        2003        2002        2001        2000D
                                                                     ----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................................    $10.25      $10.02      $ 9.98       $9.54       $9.34
                                                                     ----------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .51         .49         .52c        .53         .17

 Net realized and unrealized gains (losses) .......................      (.28)        .24         .03c        .42         .20
                                                                     ----------------------------------------------------------
Total from investment operations                                          .23         .73         .55         .95         .37
                                                                     ----------------------------------------------------------
Less distributions from net investment income                            (.49)       (.50)       (.51)       (.51)       (.17)
                                                                     ----------------------------------------------------------
Net asset value, end of year                                           $ 9.99      $10.25      $10.02       $9.98       $9.54
                                                                     ----------------------------------------------------------


Total return b ....................................................     2.24%       7.52%       5.58%      10.08%       4.00%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $28,197     $29,268     $23,029     $11,598        $808

Ratios to average net assets:

 Expenses .........................................................     1.20%       1.20%       1.16%       1.05%       1.02%e

 Expenses excluding waiver and payments by affiliate ..............     1.20%       1.20%       1.20%       1.20%       1.19%e

 Net investment income ............................................     5.06%       4.81%       5.13%c      5.32%       5.33%e

Portfolio turnover rate ...........................................     8.79%      10.13%      21.77%      29.01%      47.45%




aBased on average daily shares outstanding.

bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

cEffective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

 Net investment income per share ...........................  $.01
 Net realized and unrealized gains (losses) per share ......  (.01)
 Ratio of net investment income to average net assets ......   .08%

 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

dFor the period February 1, 2000 (effective date) to May 31, 2000.

eAnnualized.




--------------------------------------------------------------------------------

                                                               Annual Report |23

FRANKLIN MUNICIPAL SECURITIES TRUST

-------------------------------------------------------------------------------
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                      YEAR ENDED MAY 31,
CLASS C                                                               2004        2003        2002        2001        2000
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................................    $10.24      $10.01      $ 9.98       $9.55      $10.63
                                                                     ----------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .51         .48         .52c        .54         .51

 Net realized and unrealized gains (losses) .......................      (.29)        .25         .02c        .40       (1.08)
                                                                     ----------------------------------------------------------
Total from investment operations ..................................       .22         .73         .54         .94        (.57)
                                                                     ----------------------------------------------------------
Less distributions from net investment income .....................      (.49)       (.50)       (.51)       (.51)       (.51)
                                                                     ----------------------------------------------------------
Net asset value, end of year ......................................    $ 9.97      $10.24      $10.01       $9.98      $ 9.55
                                                                     ----------------------------------------------------------


Total return b ....................................................     2.24%       7.43%       5.49%       9.98%      (5.39)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $79,294     $77,748     $74,611     $67,735     $64,890

Ratios to average net assets:

 Expenses .........................................................     1.20%       1.20%       1.16%       1.05%       1.04%

 Expenses excluding waiver and payments by affiliate ..............     1.20%       1.20%       1.20%       1.20%       1.21%

 Net investment income ............................................     5.06%       4.81%       5.12%c      5.48%       5.15%

Portfolio turnover rate ...........................................     8.79%      10.13%      21.77%      29.01%      47.45%


aBased on average daily shares outstanding.

bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

cEffective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

 Net investment income per share ............................ $.01
 Net realized and unrealized gains (losses) per share ....... (.01)
 Ratio of net investment income to average net assets .......  .08%

 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




--------------------------------------------------------------------------------

24| See notes to financial statements.  |  Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2004


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.5%
  BONDS 85.4%
---------------------------------------------------------------------------------------------------------------------------
  ABAG 1915 Act Revenue, Windemere Ranch AD 1,
     7.30%, 9/02/17 .......................................................................  $ 9,895,000      $ 10,361,846
     7.35%, 9/02/20 .......................................................................    7,845,000         8,222,737
  ABAG 1915 Act, Special Assessment,
     Windemere Ranch AD 1, 7.45%, 9/02/30 .................................................    4,835,000         5,097,444
     Windmere Ranch AD 99-1, 6.20%, 9/02/20 ...............................................    1,950,000         1,988,785
     Windmere Ranch AD 99-1, 6.30%, 9/02/25 ...............................................    2,935,000         2,975,268
  ABAG Finance Authority for Nonprofit Corps. COP, 6.15%, 1/01/22 .........................    1,300,000         1,384,630
  ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, 5.60%, 8/15/34     4,260,000         4,247,305
  Adelanto Water Authority Revenue,
     Parity Water Systems Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 .....    3,250,000         3,840,622
     Water Systems Acquisition Project, sub. lien, Series A, Pre-Refunded, 7.50%, 9/01/28 .    2,000,000         2,419,240
  Alameda CFD No. 2 Special Tax, 6.125%, 9/01/16 ..........................................    1,240,000         1,261,353
  Alameda PFA, Local Agency Revenue, Special Tax, Community Facility No. 1-A,
     6.70%, 8/01/12 .......................................................................    3,400,000         3,637,218
     7.00%, 8/01/19 .......................................................................    4,015,000         4,284,286
  Avenal PFAR, Refunding,
     7.00%, 9/02/10 .......................................................................    1,040,000         1,091,397
     7.25%, 9/02/27 .......................................................................    3,665,000         3,819,663
  Calexico Special Financing Authority Sales Tax Revenue,
     ETM, 7.40%, 1/01/05 ..................................................................      285,000           294,767
     ETM, 7.40%, 1/01/06 ..................................................................      340,000           368,478
     Pre-Refunded, 7.40%, 1/01/18 .........................................................    7,680,000         8,323,277
  California City RDA, Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ......    9,670,000        10,426,097
  California Educational Facilities Authority Revenue,
     Keck Graduate Institute, 6.75%, 6/01/30 ..............................................    2,500,000         2,609,500
     Pooled College and University, Series B, 6.625%, 6/01/20 .............................    1,000,000         1,053,550
     Pooled College and University, Series B, 6.30%, 4/01/21 ..............................    1,000,000         1,058,820
  California Health Facilities Financing Authority Revenue,
     Kaiser Permanente, Series A, 5.40%, 5/01/28 ..........................................    2,500,000         2,574,725
     Kaiser Permanente, Series B, 5.25%, 10/01/16 .........................................    3,250,000         3,438,500
     Thessalonika Family, Series A, 6.20%, 12/01/15 .......................................      990,000         1,053,241
  California PCFA,
     PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .......................    2,000,000         2,029,000
     Solid Waste Disposal Revenue, Browning-Ferris Industries Inc., 6.75%, 9/01/19 ........    7,000,000         6,907,390
     Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 ...    9,100,000         9,072,973
  California State GO, FGIC Insured, 6.00%, 8/01/19 .......................................       30,000            30,803
  California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga,
    Series A, 5.125%, 6/01/29 .............................................................    5,000,000         4,753,400
  California Statewide CDA,
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ........................................   12,060,000        13,192,916
     COP, International School of Peninsula Project, 7.50%, 11/01/29 ......................   10,705,000        10,953,677
     COP, Windward School, 6.90%, 9/01/23 .................................................    2,000,000         2,050,540
    aLease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ........    3,320,000         1,193,673



--------------------------------------------------------------------------------

                                                               Annual Report |25

FRANKLIN MUNICIPAL SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
  California Statewide CDA Revenue,
     Bentley School, Refunding, 6.75%, 7/01/32 ...........................................   $ 8,250,000      $  8,198,025
     COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%, 12/01/22 ..............     1,800,000         1,888,848
     Elder Care Alliance, Series A, 8.00%, 11/15/22 ......................................     3,000,000         3,040,440
     Elder Care Alliance, Series A, 8.25%, 11/15/32 ......................................     4,000,000         4,058,920
     Eskaton Village Grass Valley, 8.25%, 11/15/31 .......................................    10,000,000        10,920,200
     Monterey Institute International, 7.75%, 7/01/31 ....................................     9,440,000         8,048,544
     Presidio Hill School, 6.875%, 8/01/32 ...............................................     6,195,000         6,245,985
     Prospect Sierra School, 6.75%, 9/01/32 ..............................................     5,000,000         5,064,400
     Seven Hills School, 6.50%, 8/01/31 ..................................................     5,600,000         5,592,272
     Sonoma County Day School, 6.75%, 1/01/32 ............................................     6,000,000         6,139,200
     Thomas Jefferson School of Law Project, 7.75%, 10/01/31 .............................     5,000,000         5,268,000
     Turning Point, 6.50%, 11/01/31 ......................................................     6,130,000         6,212,632
  California Statewide Communities Development Revenue, John F. Kennedy University, 6.75%,
    10/01/33 .............................................................................     5,000,000         4,702,950
  California University Fresno Association Inc. Revenue, Senior Auxiliary Organization Event
    Center, 6.00%, 7/01/22 ...............................................................     3,500,000         3,598,385
  Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.55%,
    10/01/32 .............................................................................     5,300,000         5,546,874
  Chino CFD No. 03-1 Special Tax, 5.875%, 9/01/33 ........................................     1,250,000         1,210,050
  Chula Vista Special Tax, CFD No. 2000-1, 6.60%, 9/01/30 ................................     1,500,000         1,541,415
  Corona CFD, Special Tax, No. 01-02 Improvement Numbers 1 and 2, 6.25%, 9/01/32 .........     1,890,000         1,867,547
  Corona-Norco USD, Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ............................     2,120,000         2,225,576
  Cotati South Sonoma Business Park AD, Special Assessment, Improvement, 6.50%, 9/02/33 ..     5,875,000         5,813,547
  Duarte RDA, Tax Allocation,
     Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ..............................     2,615,000         2,789,290
     Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ..............................     4,120,000         4,383,227
     Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ....................       670,000           773,401
  El Dorado County Public Financing Revenue, 6.375%, 2/15/25 .............................     1,885,000         1,995,913
  El Dorado County Special Tax, CFD No. 1992-1, 6.125%, 9/01/16 ..........................     4,745,000         4,865,665
  Elk Grove Special Tax, East Franklin Community No. 1-A, 6.00%, 8/01/33 .................     1,750,000         1,764,787
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 .....     3,500,000         3,650,290
  Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ...............     1,815,000         1,991,999
  Fontana Special Tax CFD No. 12,
     6.60%, 9/01/19 ......................................................................     3,295,000         3,442,847
     6.625%, 9/01/30 .....................................................................     7,675,000         7,982,077
  Fort Bragg RDA Tax Allocation Revenue, 5.30%, 5/01/24 ..................................     1,180,000         1,109,731
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24 .     6,375,000         6,411,465
  Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
    9/01/25 ..............................................................................     2,490,000         2,706,879
  Golden State Tobacco Securitization Corp.,
     California Settlement Revenue, Asset Backed, Series A-3, 7.875%, 6/01/42 ............     6,400,000         6,492,352
     Tobacco Settlement Revenue, 5.625%, 6/01/38 .........................................    14,000,000        13,822,340
     Tobacco Settlement Revenue, Series A-2, 7.90%, 6/01/42 ..............................       750,000           762,030




--------------------------------------------------------------------------------

26| Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUSt

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ...................................    $ 3,815,000      $  3,888,706
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding, 6.35%, 12/01/33 .......      4,000,000         4,088,560
  Hercules RDA, Tax Allocation, Hercules Merged Project, 6.40%, 9/01/21 .................      5,000,000         5,005,100
  Hesperia PFAR, Series B, 7.375%, 10/01/23 .............................................      1,930,000         1,955,360
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ..........      5,000,000         5,103,950
  Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 .....................................................................      2,120,000         1,954,852
     6.50%, 9/01/31 .....................................................................      5,705,000         4,986,626
  Indio 1915 Act, GO,
     AD No. 99-1, 7.125%, 9/02/20 .......................................................      2,315,000         2,414,892
     AD No. 2001-1, 6.50%, 9/02/26 ......................................................      4,710,000         4,741,887
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/13 ...........      1,500,000         1,565,505
  Lafayette RDA, Tax Allocation, 5.75%, 8/01/32 .........................................      1,000,000           976,750
  Lake Elsinore 1915 Act, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30 ....      8,805,000         9,172,609
  Lake Elsinore Special Tax, Improvements, CFD No. 2-A,
     5.85%, 9/01/24 .....................................................................      1,035,000         1,009,736
     5.95%, 9/01/34 .....................................................................      2,200,000         2,133,802
  Lake Elsinore USD, CFD, Special Tax, No. 2001-1, 6.30%, 9/01/33 .......................      4,525,000         4,562,286
  Lancaster RDA, Tax Allocation,
     7.00%, 12/01/29 ....................................................................      1,780,000         1,794,329
     Residential Redevelopment Project, sub. lien, Refunding, 6.65%, 9/01/27 ............      2,500,000         2,704,850
  Lee Lake Water CFD No. 1, Special Tax, Sycamore Creek, 6.50%, 9/01/24 .................      1,000,000         1,043,670
  Lee Lake Water District, CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 ..............      3,000,000         2,908,800
  Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 .......................      3,500,000         3,773,000
  Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ...............................      1,020,000           947,356
  Lynwood PFA,
     Lease Revenue, 6.25%, 9/01/22 ......................................................      1,080,000         1,139,616
     Lease Revenue, 6.30%, 9/01/29 ......................................................      2,680,000         2,790,202
     Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ...............................      1,000,000         1,038,810
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ........................      1,175,000         1,221,600
  Modesto PFA, Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ...      1,395,000         1,464,039
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ........................      4,100,000         4,169,618
  Murrieta CFD, Special Tax, Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 .............      2,000,000         1,967,240
  Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement, Area A, 6.20%, 9/01/25 .      2,105,000         2,107,673
  Norco Special Tax,
     CFD No. 02-1, 6.50%, 3/01/33 .......................................................      1,500,000         1,461,765
     CFD No. 97-1, 7.10%, 10/01/30 ......................................................      2,640,000         2,816,986
  North Natomas CFD No. 4 Special Tax, Series B, 6.375%, 9/01/31 ........................      4,300,000         4,413,004
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 .............................................................................      1,865,000         1,898,551
  Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 .....................      2,225,000         2,297,268
  Perris CFD, Special Tax No. 2002-1, Series A,
     6.375%, 9/01/23 ....................................................................      1,475,000         1,447,594
     6.50%, 9/01/29 .....................................................................      2,045,000         2,019,765
     6.50%, 9/01/33 .....................................................................      2,120,000         2,092,419
  Perris PFA, Local Agency Revenue, Series A, 6.25%, 9/01/33 ............................      3,000,000         2,979,720
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 .............      7,250,000         7,211,720

--------------------------------------------------------------------------------

                                                               Annual Report |27

FRANKLIN MUNICIPAL SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
  Poway USD Special Tax, CFD Number 11, Zone 1, 5.375%, 9/01/28 .........................    $ 2,185,000      $  2,081,081
  Rancho Water District Special Tax, Community Facilities 99-1,
     Area A, Series A, 6.70%, 9/01/30 ...................................................      2,100,000         2,175,537
     Area B, Series A, 6.70%, 9/01/30 ...................................................      2,435,000         2,522,587
  Richmond 1915 Act, Limited Obligation, ID No. 99-01, 7.20%, 9/02/30 ...................      7,885,000         8,139,685
  Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 ....................      2,445,000         2,534,169
  Riverside County CFD,
     Special Tax No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 .............      7,335,000         7,807,594
     Special Tax No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 .....................      3,390,000         3,458,105
  Roseville Special Tax CFD, No. 1 Stone Point, 6.375%, 9/01/28 .........................      2,500,000         2,518,650
  Roseville Special Tax,
     Highland CFD No. 1, 6.30%, 9/01/25 .................................................      8,960,000         9,141,888
     Stone Point CFD No. 1, 6.375%, 9/01/24 .............................................      1,750,000         1,767,273
     Stoneridge CFD No. 1, 6.20%, 9/01/21 ...............................................      1,250,000         1,279,863
     Stoneridge CFD No. 1, 6.30%, 9/01/31 ...............................................      1,500,000         1,539,855
     Woodcreek West CFD No. 1, 6.70%, 9/01/25 ...........................................      3,000,000         3,110,880
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ...................      1,575,000         1,600,751
  San Diego County Educational Facilities Authority No. 1 Lease Revenue, 6.50%, 8/15/15 .        850,000           875,993
  San Diego Special Tax, CFD No. 1, Series B, Pre-Refunded, 7.10%, 9/01/20 ..............      3,500,000         3,806,145
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ................................................      2,820,000         2,586,476
     senior lien, 5.00%, 1/01/33 ........................................................      9,500,000         8,196,980
  San Marcos PFA, Special Tax Revenue,
     Series A, 6.70%, 9/01/32 ...........................................................      3,500,000         3,578,050
     Series A, 6.30%, 9/01/33 ...........................................................      1,000,000         1,008,000
     Series B, 6.50%, 9/01/33 ...........................................................      6,670,000         6,686,275
  San Marcos Public Facilities Authority Special Tax Revenue, Series A,
     6.45%, 9/01/34 .....................................................................      3,200,000         3,208,032
     6.375%, 9/01/35 ....................................................................      3,535,000         3,508,488
  San Marcos RDA, Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 .      2,000,000         2,027,320
  San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.50%, 8/01/22 ..................      1,000,000         1,022,420
  San Ramon PFA, Tax Allocation Revenue, Refunding, 6.90%, 2/01/24 ......................        800,000           819,424
  Simi Valley 1915 Act, AD No. 98-1, Madera, 7.30%, 9/02/24 .............................      4,000,000         4,222,200
  Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission Project, 6.125%, 7/01/18 ...............................................         50,000            50,192
  Stockton CFD, Supplemental Tax, Spanos Park West, 6.25%, 9/01/25 ......................      3,500,000         3,539,165
  Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02,
     6.20%, 9/02/23 .....................................................................      2,955,000         2,971,578
     6.30%, 9/02/33 .....................................................................      3,390,000         3,423,866
  Stockton RDAR, Stockton Events Center Arena Project, FGIC Insured, 5.00%, 9/01/28 .....      1,500,000         1,475,040
  Upland CFD Special Tax, 2003 2 San Antonio Improvement, Series A,
     5.90%, 9/01/24 .....................................................................      2,380,000         2,346,585
     6.00%, 9/01/34 .....................................................................      2,000,000         1,966,900
  Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 ...............      9,345,000         9,282,762
  Vallejo Hiddenbrooke ID No. 1 Revenue, 6.50%, 9/01/31 .................................     13,525,000        13,709,752
  Vallejo RDA, Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 .............      5,285,000         5,259,421
  Ventura USD, GO, Refunding, FSA Insured, 4.50%, 8/01/30 ...............................      4,175,000         3,741,552

--------------------------------------------------------------------------------

28| Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
  West Sacramento Special Tax,
     CFD No. 10, 6.75%, 9/01/26 .........................................................    $ 3,235,000      $  3,344,925
     CFD No. 16, 5.90%, 9/01/23 .........................................................      1,000,000           967,530
  Western Placer Waste Management Authority Revenue, Refunding, 6.75%, 7/01/14 ..........      7,400,000         7,566,796
                                                                                                              -------------
  TOTAL BONDS (COST $549,241,534) .......................................................                      560,285,225
                                                                                                              -------------

  ZERO COUPON BONDS 12.1%
  Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, 12/01/28     30,795,000         7,118,264
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
     1/15/26 ............................................................................     38,720,000        10,323,139
     1/15/30 ............................................................................      4,000,000           824,720
     1/15/31 ............................................................................     85,780,000        16,500,641
  San Diego RDA, Tax Allocation, Capital Appreciation, Series B,
     9/01/10 ............................................................................      3,600,000         2,708,316
     9/01/15 ............................................................................      6,810,000         3,728,339
     9/01/16 ............................................................................      1,500,000           763,680
     9/01/19 ............................................................................      1,800,000           741,582
     9/01/20 ............................................................................      1,800,000           690,930
     9/01/21 ............................................................................      1,800,000           643,554
     9/01/22 ............................................................................      1,900,000           628,938
     9/01/23 ............................................................................      1,900,000           586,283
     9/01/24 ............................................................................      1,900,000           546,497
     9/01/25 ............................................................................      1,900,000           508,117
     9/01/26 ............................................................................      1,900,000           474,639
     9/01/27 ............................................................................      1,900,000           444,524
     9/01/28 ............................................................................      1,900,000           416,841
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     junior lien, ETM, 1/01/28 ..........................................................     19,150,000         5,207,459
     Refunding, Series A, 1/15/21 .......................................................     24,750,000        19,975,725
     senior lien, Refunding, Series A, 1/15/16 ..........................................      4,500,000         3,713,625
     senior lien, Refunding, Series A, 1/15/19 ..........................................      3,000,000         2,444,520
                                                                                                              -------------
  TOTAL ZERO COUPON BONDS (COST $70,410,670) ............................................                       78,990,333
                                                                                                              -------------

  TOTAL LONG TERM INVESTMENTS (COST $619,652,204) .......................................                      639,275,558
                                                                                                              -------------




--------------------------------------------------------------------------------

                                                               Annual Report |29

FRANKLIN MUNICIPAL SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .8%
---------------------------------------------------------------------------------------------------------------------------
b California State Department of Water Resources Power Supply Revenue, Series B-5,
    Daily VRDN and Put, 1.09%, 5/01/22 ..................................................    $ 1,300,000      $  1,300,000
b California State GO, Series A-3, Daily VRDN and Put, 1.09%, 5/01/33 ...................      1,550,000         1,550,000
b Irvine 1915 Act, Special Assessment,
     AD No. 00-18, Series A, Daily VRDN and Put, 1.07%, 9/02/26 .........................        200,000           200,000
     AD No. 93-14, Daily VRDN and Put, 1.09%, 9/02/25 ...................................        900,000           900,000
     AD No. 97-13, Daily VRDN and Put, 1.07%, 9/02/23 ...................................        400,000           400,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Daily VRDN and Put, 1.07%, 7/01/35 ..................................................        200,000           200,000
b Metropolitan Water District Southern California Waterworks Revenue, Refunding,
    Series B-1, Daily VRDN and Put, 1.07%, 7/01/35 ......................................        200,000           200,000
b Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put,
    1.07%, 8/01/30 ......................................................................        300,000           300,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,050,000) ........................................                        5,050,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $624,702,204) 98.3% ...........................................                      644,325,558
  OTHER ASSETS, LESS LIABILITIES 1.7% ...................................................                       11,458,342
                                                                                                              -------------
  NET ASSETS 100.0% .....................................................................                     $655,783,900
                                                                                                              -------------



See glossary of terms on page 35.

aDefaulted securities. See Note 6.

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.




--------------------------------------------------------------------------------

30| See notes to financial statements. | Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FRANKLIN TENNESSEE MUNICIPAL BOND FUND

                                                                   -----------------------------------------------------------
                                                                                           YEAR ENDED MAY 31,
CLASS A                                                                  2004        2003        2002        2001        2000
                                                                   -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............................       $11.59      $10.95      $10.82      $10.02      $11.16
                                                                   -----------------------------------------------------------
Income from investment operations:

 Net investment income a .......................................          .49         .50         .52         .55         .56

 Net realized and unrealized gains (losses) ....................         (.55)        .65         .15         .81       (1.15)
                                                                   -----------------------------------------------------------
Total from investment operations ...............................         (.06)       1.15        .67         1.36        (.59)
                                                                   -----------------------------------------------------------
Less distributions from net investment income ..................         (.49)       (.51)       (.54)       (.56)       (.55)
                                                                   -----------------------------------------------------------
Net asset value, end of year ...................................       $11.04      $11.59      $10.95      $10.82      $10.02
                                                                   ===========================================================


Total return b .................................................        (.56)%     10.64%       6.38%      13.74%     (5.30)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................     $111,223    $115,514     $99,208     $85,455     $63,742

Ratios to average net assets:

 Expenses ......................................................         .60%        .60%        .56%        .40%        .40%

 Expenses excluding waiver and payments by affiliate ...........         .79%        .80%        .80%        .82%        .81%

 Net investment income .........................................        4.34%       4.49%       4.76%       5.13%       5.36%

Portfolio turnover rate ........................................       13.01%       8.24%      22.99%       9.89%      29.94%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




--------------------------------------------------------------------------------

                          Annual Report | See notes to financial statements. |31

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2004


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
---------------------------------------------------------------------------------------------------------------------------
  Chattanooga GO, 5.00%, 3/01/22                                                             $2,215,000       $  2,249,022
  Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    2/01/22 ...............................................................................   2,000,000          2,028,140
  Cleveland Public Improvement GO, FGIC Insured, 5.25%, 6/01/24 ...........................   3,000,000          3,061,980
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, 5.30%, 5/01/28 ...   3,000,000          3,058,140
  Franklin GO, Sewer and Water, Series B, 5.00%, 4/01/19 ..................................   1,000,000          1,038,250
  Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
    10/01/26 ..............................................................................   1,000,000          1,032,910
  Franklin Special School District GO, 5.00%, 6/01/22 .....................................   1,455,000          1,476,723
  Hallsdale Powell Utility District Knox County Water and Sewer Revenue, Refunding and
    Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ...................................   2,500,000          2,486,350
  Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
    4/01/24 ...............................................................................     500,000            542,830
  Humphreys County IDB, Solid Waste Disposal Revenue, du Pont de Nemours and Co. Project,
    6.70%, 5/01/24 ........................................................................     800,000            819,600
  Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ..............................   2,000,000          2,045,940
  Johnson City GO,
     Public Improvement, FSA Insured, Pre-Refunded, 5.90%, 6/01/12 ........................     500,000            505,000
     Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ...........................................     100,000            102,392
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     First mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
      7/01/21 .............................................................................   2,970,000          3,252,001
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ...........................   3,000,000          3,078,150
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
    Series A, GNMA Secured, 5.90%, 6/20/37 ................................................   1,390,000          1,450,187
  Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
    5/01/20 ...............................................................................     100,000            108,708
  Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
    Series A, MBIA Insured, 5.625%, 12/01/19 ..............................................   1,000,000          1,084,880
  Knox County Health Educational and Housing Board Hospital Facilities Revenue, Fort Sanders
    Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 .....................................   1,250,000          1,405,650
  Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
    3/01/28 ...............................................................................     250,000            256,033
  Knoxville Electric Revenue, System Series U, 5.125%, 7/01/21 ............................   2,340,000          2,408,164
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ...............   1,000,000          1,108,960
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 .....   2,500,000          2,593,675
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    6/01/21 ...............................................................................   2,000,000          2,039,000
  Macon County GO, FGIC Insured, Pre-Refunded, 5.90%, 9/01/13 .............................     150,000            154,761
  McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 .............     500,000            542,830
  Memphis GO, 5.00%, 4/01/17 ..............................................................   2,000,000          2,078,740
  Memphis Health Educational and Housing Facility Board Mortgage Revenue, MF River Trace II,
    Refunding, Series A, FNMA Secured, 6.45%, 4/01/26 .....................................     100,000            102,341
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
    3/01/24 ...............................................................................   4,780,000          5,076,264
  Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A, AMBAC
    Insured, 5.25%, 11/01/23 ..............................................................   7,145,000          7,435,301
---------------------------------------------------------------------------------------------------------------------------


32| Annual Report


FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2004 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
  Metropolitan Government of Nashville and Davidson County District Energy Revenue,
    Series A, AMBAC Insured, 5.00%, 10/01/33 ..............................................  $1,000,000       $    995,360
  Metropolitan Government of Nashville and Davidson County Electric Revenue,
   Series A, 5.20%, 5/15/23 ...............................................................     800,000            817,616
  Metropolitan Government of Nashville and Davidson County GO,
     Public Improvements, 5.875%, 5/15/26 .................................................   1,000,000          1,069,000
     Refunding, 5.125%, 5/15/25 ...........................................................   2,600,000          2,609,490
  Metropolitan Government of Nashville and Davidson County Health and Educational
   Facilities Board Revenue,
     Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 .....   2,500,000          2,811,600
     Meharry Medical College Project, AMBAC Insured, Pre-Refunded, 6.875%, 12/01/24 .......     150,000            157,205
     Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 .................     500,000            535,905
  Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
    Stadium Public Improvement Project, AMBAC Insured, 5.875%, 7/01/21 ....................   1,775,000          1,912,367
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
    Refunding, 5.50%, 1/01/16 .............................................................     620,000            622,083
  Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
    Clarksville Regional Health System, Refunding and Improvement, 5.375%, 1/01/28 ........   3,000,000          2,775,540
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ............     750,000            772,133
  Pigeon Forge Public Improvement GO, MBIA Insured, 5.90%, 6/01/09 ........................     100,000            100,236
  Puerto Rico Commonwealth GO,
     Pre-Refunded, 6.50%, 7/01/23 .........................................................     100,000            101,920
     Public Improvement, Series A, 5.00%, 7/01/33 .........................................   1,000,000            958,580
     Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .............   2,000,000          2,185,900
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y,
    Pre-Refunded, 6.00%, 7/01/22 ..........................................................     500,000            547,910
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
     MBIA Insured, 6.25%, 7/01/24 .........................................................     200,000            209,000
  Puerto Rico PBA Revenue, Government Facilities, Series D, 5.375%, 7/01/33 ...............   2,500,000          2,543,300
  Rutherford County Consolidated Utility District Waterworks Revenue, Refunding,
   MBIA Insured, 5.00%, 2/01/27 ...........................................................   1,000,000          1,005,200
  Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ....   2,000,000          2,007,880
  Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria
   Assisted Living Project, Series A, 5.50%, 12/01/31 .....................................   2,010,000          2,041,758
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ..   3,000,000          2,862,150
  South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ............................     300,000            309,273
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 .................     350,000            361,680
  Tennessee HDA Revenue,
     Homeownership Program, 5.375%, 7/01/23 ...............................................     615,000            619,563
     Homeownership Program, Issue 4A, 6.375%, 7/01/22 .....................................     275,000            282,356
     Homeownership Project, Series 3C, 6.00%, 1/01/20 .....................................     790,000            809,134
     Mortgage Finance, Series B, MBIA Insured, 6.20%, 7/01/18 .............................     270,000            276,572
  Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
    Program, Pre-Refunded, 6.55%, 10/01/23 ................................................     100,000            103,752
  Tennessee State School Board Authority Revenue, Higher Education Facilities,
     Second Program,Refunding, FSA Insured, 4.50%, 5/01/24 ................................   3,500,000          3,257,310
---------------------------------------------------------------------------------------------------------------------------


                                                               Annual Report |33


FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2004 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .  $1,000,000       $  1,030,390
  West Carroll Special School GO, MBIA Insured, 5.375%, 6/01/29                               1,055,000          1,080,246
  West Wilson Utility District Waterworks Revenue, Refunding, AMBAC Insured, 5.25%,
    6/01/23 ...............................................................................   4,500,000          4,656,915
  White House Utility District Revenue, FSA Insured, 5.125%, 1/01/26 ......................   2,500,000          2,520,025
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
    FSA Insured, Pre-Refunded, 6.00%, 1/01/26 .............................................   1,000,000          1,133,230
  White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
    Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 ....................................   1,000,000          1,060,830
  Williams County GO, Public Improvement, Pre-Refunded, 5.375%, 3/01/19 ...................   1,480,000          1,630,472
  Williamson County GO, Public Improvement,
     5.00%, 4/01/20 .......................................................................   2,000,000          2,058,580
     Refunding, 5.00%, 3/01/20 ............................................................   2,000,000          2,098,600
  Wilson County COP,
     Educational Facilities, Pre-Refunded, 6.125%, 6/30/10 ................................     220,000            225,221
     FSA Insured, 5.25%, 3/30/18 ..........................................................   1,000,000          1,065,110
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $104,861,214) .........................................                    108,844,314
                                                                                                              -------------

  SHORT TERM INVESTMENTS 1.2%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
  and Put, 1.09%, 1/01/33 ...............................................................       175,000            175,000
a Montgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
  and Put, 1.09%, 4/01/32 ...............................................................     1,200,000          1,200,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,375,000) ..........................................                      1,375,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $106,236,214) 99.1% .............................................                    110,219,314
  OTHER ASSETS, LESS LIABILITIES .9% ......................................................                      1,003,626
                                                                                                              -------------
  NET ASSETS 100.0% .......................................................................                   $111,222,940
                                                                                                              -------------



See glossary of terms on page 35.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.




---------------------------------------------------------------------------------------------------------------------------


34| See notes to financial statements. | Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
GLOSSARY OF TERMS

--------------------------------------------------------------------------------
1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
ID       - Improvement District
IDB      - Industrial Development Bond/Board
IDBR     - Industrial Development Bond Insurance Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MF       - Multi-Family
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
USD      - Unified/Union School District




--------------------------------------------------------------------------------




                                                               Annual Report |35

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2004


                                                                              ---------------------------------------
                                                                              FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                                                   HIGH YIELD           MUNICIPAL
                                                                                 MUNICIPAL FUND         BOND FUND
                                                                              ---------------------------------------
Assets:
 Investments in securities:
  Cost ....................................................................       $624,702,204          $106,236,214
                                                                              ---------------------------------------
  Value ...................................................................        644,325,558           110,219,314
 Cash .....................................................................             31,167               137,891
 Receivables:
  Investment securities sold ..............................................          6,190,529                    --
  Capital shares sold .....................................................          1,659,456                59,633
  Interest ................................................................         10,127,405             1,711,387
                                                                              ---------------------------------------
     Total assets .........................................................        662,334,115           112,128,225
                                                                              ---------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .........................................          4,251,901                    --
  Capital shares redeemed .................................................            941,958               690,464
  Affiliates ..............................................................            387,792                58,596
  Shareholders ............................................................            161,698                11,759
 Distributions to shareholders ............................................            755,122               121,545
 Other liabilities ........................................................             51,744                22,921
                                                                              ---------------------------------------
      Total liabilities ...................................................          6,550,215               905,285
                                                                              ---------------------------------------
       Net assets, at value ...............................................       $655,783,900          $111,222,940
                                                                              ---------------------------------------
Net assets consist of:
 Undistributed net investment income (distributions in excess of net
     investment income) ...................................................       $  1,487,066           $   (54,468)
 Net unrealized appreciation (depreciation) ...............................         19,623,354             3,983,100
 Accumulated net realized gain (loss) .....................................        (55,182,442)           (4,046,346)
 Capital shares ...........................................................        689,855,922           111,340,654
                                                                              ---------------------------------------
       Net assets, at value ...............................................       $655,783,900          $111,222,940
                                                                              ---------------------------------------
CLASS A:
 Net assets, at value .....................................................       $548,292,091          $111,222,940
                                                                              ---------------------------------------
 Shares outstanding .......................................................         55,168,663            10,075,682
                                                                              ---------------------------------------
 Net asset value per sharea ...............................................              $9.94                $11.04
                                                                              ---------------------------------------
 Maximum offering price per share (net asset value per share / 95.75%) ....             $10.38                $11.53
                                                                              ---------------------------------------
CLASS B:
 Net assets, at value .....................................................       $ 28,197,473
                                                                              ----------------
 Shares outstanding .......................................................          2,823,590
                                                                              ----------------
 Net asset value and maximum offering price per sharea ....................              $9.99
                                                                              ----------------
CLASS C:
 Net assets, at value .....................................................       $ 79,294,336
                                                                              ----------------
 Shares outstanding .......................................................          7,950,379
                                                                              ----------------
 Net asset value and maximum offering price per sharea ....................              $9.97
                                                                              ----------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

36| See notes to financial statements. | Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
for the year ended May 31, 2004


                                                                              ---------------------------------------
                                                                              FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                                                   HIGH YIELD           MUNICIPAL
                                                                                 MUNICIPAL FUND         BOND FUND
                                                                              ---------------------------------------
Investment income:
 Interest                                                                         $ 40,238,760           $ 5,686,201
                                                                              ---------------------------------------
Expenses:
 Management fees (Note 3) .................................................          3,145,944               701,159
 Distribution fees (Note 3)
  Class A .................................................................            538,215               115,230
  Class B .................................................................            186,984                    --
  Class C .................................................................            499,781                    --
 Transfer agent fees (Note 3) .............................................            216,888                39,019
 Custodian fees ...........................................................              8,387                 1,541
 Reports to shareholders ..................................................             29,217                 6,439
 Registration and filing fees .............................................             13,367                 4,786
 Professional fees ........................................................             20,512                14,354
 Trustees' fees and expenses ..............................................             32,501                 5,838
 Other ....................................................................             55,188                17,174
                                                                              ---------------------------------------
      Total expenses ......................................................          4,746,984               905,540
      Expenses waived/paid by affiliate (Note 3) ..........................                 --              (215,336)
                                                                              ---------------------------------------
       Net expenses .......................................................          4,746,984               690,204
                                                                              ---------------------------------------
        Net investment income .............................................         35,491,776             4,995,997
                                                                              ---------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ................................         (3,613,987)             (835,130)
 Net unrealized appreciation (depreciation) on investments ................        (15,379,542)           (4,912,854)
                                                                              ---------------------------------------
Net realized and unrealized gain (loss) ...................................        (18,993,529)           (5,747,984)
                                                                              ---------------------------------------
Net increase (decrease) in net assets resulting from operations ...........       $ 16,498,247           $  (751,987)
                                                                              ---------------------------------------




--------------------------------------------------------------------------------

                          Annual Report | See notes to financial statements. |37

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended May 31, 2004 and 2003


                                                         -------------------------------------------------------------------
                                                              FRANKLIN CALIFORNIA                   FRANKLIN TENNESSEE
                                                           HIGH YIELD MUNICIPAL FUND                MUNICIPAL BOND FUND
                                                              2004            2003                 2004            2003
                                                         -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................  $ 35,491,776    $ 32,868,773         $  4,995,997    $  4,753,123
  Net realized gain (loss) from investments ...........    (3,613,987)     (6,606,419)            (835,130)       (401,249)
  Net unrealized appreciation (depreciation) on
 investments ..........................................   (15,379,542)     21,722,256           (4,912,854)      6,478,718
                                                         -------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
 from operations ......................................    16,498,247      47,984,610             (751,987)     10,830,592
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................   (29,289,738)    (28,463,163)          (4,945,913)     (4,799,954)
   Class B ............................................    (1,410,436)     (1,318,610)                  --              --
   Class C ............................................    (3,748,240)     (3,774,811)                  --              --
                                                         -------------------------------------------------------------------
 Total distributions to shareholders ..................   (34,448,414)    (33,556,584)          (4,945,913)     (4,799,954)
 Capital share transactions: (Note 2)
   Class A ............................................    25,529,518      22,414,933            1,406,489      10,275,244
   Class B ............................................      (324,671)      5,615,590                   --              --
   Class C ............................................     3,742,503       1,351,394                   --              --
                                                         -------------------------------------------------------------------
 Total capital share transactions .....................    28,947,350      29,381,917            1,406,489      10,275,244
      Net increase (decrease) in net assets ...........    10,997,183      43,809,943           (4,291,411)     16,305,882
Net assets:
 Beginning of year ....................................   644,786,717     600,976,774          115,514,351      99,208,469
                                                         -------------------------------------------------------------------
 End of year ..........................................  $655,783,900    $644,786,717         $111,222,940    $115,514,351
                                                         -------------------------------------------------------------------
Undistributed net investment income (distributions in
 excess of net investment income) included in net assets:
  End of year .........................................  $  1,487,066    $    446,803         $    (54,468)   $   (102,025)
                                                         -------------------------------------------------------------------




--------------------------------------------------------------------------------

38| See notes to financial statements. | Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two series (the Funds). The Funds' investment objectives are to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Trust utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees. Short-term securities are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
--------------------------------------------------------------------------------

                                                               Annual Report |39

FRANKLIN MUNICIPAL SECURITIES TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------
  CLASS A                                   CLASS A, CLASS B & CLASS C
--------------------------------------------------------------------------------
  Franklin Tennessee Municipal Bond Fund    Franklin California High Yield
  Municipal Fund

At May 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                            ----------------------------------------------------------------
                                                 FRANKLIN CALIFORNIA                FRANKLIN TENNESSEE
                                              HIGH YIELD MUNICIPAL FUND             MUNICIPAL BOND FUND
                                            ----------------------------------------------------------------
                                               SHARES          AMOUNT              SHARES        AMOUNT
                                            ----------------------------------------------------------------
CLASS A SHARES:
Year ended May 31, 2004
 Shares sold ............................    11,670,672    $ 117,381,174         1,654,961    $ 18,681,629
 Shares issued in reinvestment of
 distributions ..........................     1,302,070       13,078,767           259,244       2,927,031
 Shares redeemed ........................   (10,482,592)    (104,930,423)       (1,804,495)    (20,202,171)
                                            ----------------------------------------------------------------
 Net increase (decrease) ................     2,490,150    $  25,529,518           109,710    $  1,406,489
                                            ----------------------------------------------------------------
Year ended May 31, 2003
 Shares sold ............................     9,339,944    $  94,007,699         2,307,300    $ 25,939,853
 Shares issued in reinvestment of
 distributions ..........................     1,257,822       12,649,173           244,334       2,740,047
 Shares redeemed ........................    (8,383,534)     (84,241,939)       (1,642,742)    (18,404,656)
                                            ----------------------------------------------------------------
 Net increase (decrease) ................     2,214,232    $  22,414,933           908,892    $ 10,275,244
                                            ----------------------------------------------------------------




40| Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             ----------------------------
                                               FRANKLIN CALIFORNIA
                                              HIGH YIELD MUNICIPAL FUND
                                             ----------------------------
                                               SHARES           AMOUNT
                                             ----------------------------
CLASS B SHARES:
Year ended May 31, 2004
 Shares sold ..............................     561,357     $  5,662,808
 Shares issued in reinvestment of
 distributions ............................      71,729          724,005
 Shares redeemed ..........................    (663,549)      (6,711,484)
                                             ----------------------------
 Net increase (decrease) ..................     (30,463)    $   (324,671)
Year ended May 31, 2003
 Shares sold ..............................     804,439     $  8,132,671
 Shares issued in reinvestment of
 distributions ............................      62,112          627,393
 Shares redeemed ..........................    (311,675)      (3,144,474)
                                             ----------------------------
 Net increase (decrease) ..................     554,876     $  5,615,590
                                             ----------------------------
CLASS C SHARES:
Year ended May 31, 2004
 Shares sold ..............................   2,300,568     $ 23,223,004
 Shares issued in reinvestment of
 distributions ............................     194,771        1,964,001
 Shares redeemed ..........................  (2,135,275)     (21,444,502)
                                             -----------------------------
 Net increase (decrease) ..................     360,064     $  3,742,503
                                             ----------------------------
Year ended May 31, 2003
 Shares sold ..............................   1,432,953     $ 14,470,666
 Shares issued in reinvestment of
 distributions ............................     195,086        1,968,443
 Shares redeemed ..........................  (1,494,287)     (15,087,715)
                                             -----------------------------
 Net increase (decrease) ..................     133,752     $  1,351,394
                                             ----------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------
 ENTITY                                                  AFFILIATION
--------------------------------------------------------------------------------
 Franklin Advisers Inc. (Advisers)                       Investment manager
 Franklin Templeton Services LLC (FT Services)           Administrative manager
 Franklin/Templeton Distributors Inc. (Distributors)     Principal underwriter
 Franklin/Templeton Investor Services LLC (Investor
    Services)                                            Transfer agent




--------------------------------------------------------------------------------

                                                               Annual Report |41

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Funds pay an investment management fee to Advisers based on the daily net assets of the Funds as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
---------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

For the Franklin Tennessee Municipal Bond Fund, Advisers agreed in advance to voluntarily waive a portion of management fees, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan up to a certain percentage per year of their average daily net assets of each class as follows:

                                        ----------------------------------------
                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                             HIGH YIELD          MUNICIPAL
                                            MUNICIPAL FUND        BOND FUND
                                        ----------------------------------------
Class A ..............................          .15%               .15%
Class B ..............................          .65%                 --
Class C ..............................          .65%                 --

Distributors has advised the Funds it received (paid) net commissions from (on) sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                        ----------------------------------------
                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                             HIGH YIELD          MUNICIPAL
                                           MUNICIPAL FUND        BOND FUND
                                        ----------------------------------------
Net commissions received (paid) ......       $(343,546)           $30,018
Contingent deferred sales charges ....       $ 106,135             $   --

The Funds paid transfer agent fees as noted in the Statement of Operations, of which the following amounts were paid to Investor Services:

                                        ----------------------------------------
                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                             HIGH YIELD          MUNICIPAL
                                            MUNICIPAL FUND        BOND FUND
                                        ----------------------------------------
Transfer agent fees ..................        $143,454             $24,128




--------------------------------------------------------------------------------

42| Annual Report

Franklin Municipal Securities Trust

4. INCOME TAXES

At May 31, 2004, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                        ----------------------------------------
                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                             HIGH YIELD          MUNICIPAL
                                          MUNICIPAL FUND         BOND FUND
                                        ----------------------------------------
Capital loss carryovers expiring in:
 2005 ................................       $   390,400          $       --
 2008 ................................         8,364,686             543,762
 2009 ................................        31,858,136           1,676,320
 2010 ................................         4,003,471             480,932
 2011 ................................                --              95,080
 2012 ................................         7,294,061             984,101
                                        ----------------------------------------
                                             $51,910,754          $3,780,195
                                        ----------------------------------------

On May 31, 2004, the Franklin California High Yield Municipal Fund had expired capital loss carryovers of $4,508, which were reclassified to paid-in capital.

At May 31, 2004, the Franklin California High Yield Municipal Fund and the Franklin Tennessee Municipal Bond Fund had deferred capital losses occurring subsequent to October 31, 2003 of $3,271,000 and $266,151, respectively. For tax purposes, such losses will be reflected in the year ending May 31, 2005.

The tax character of distributions paid during the years ended May 31, 2004 and 2003, was as follows:

                                        -----------------------------------------------------------
                                           FRANKLIN CALIFORNIA               FRANKLIN TENNESSEE
                                         HIGH YIELD MUNICIPAL FUND           MUNICIPAL BOND FUND
                                        -----------------------------------------------------------
                                             2004          2003                2004        2003
                                        -----------------------------------------------------------
Distributions paid from -
 tax exempt income ...................   $34,448,414    $33,556,584         $4,945,913  $4,799,954
                                        -----------------------------------------------------------

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and defaulted securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond workout expenditures and bond discounts.




--------------------------------------------------------------------------------


                                                               Annual Report |43

FRANKLIN MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------
4. INCOME TAXES (CONTINUED)

At May 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed long term capital gains for income tax purposes were as follows:

                                                                ---------------------------------------
                                                                FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                                     HIGH YIELD           MUNICIPAL
                                                                   MUNICIPAL FUND         BOND FUND
                                                                ---------------------------------------
Cost of investments ..........................................      $623,698,564          $106,217,537
                                                                ---------------------------------------
Unrealized appreciation ......................................      $ 26,674,129          $  4,786,100
Unrealized depreciation ......................................        (6,047,135)             (784,323)
                                                                ---------------------------------------
Net unrealized appreciation (depreciation) ...................      $ 20,626,994          $  4,001,777
                                                                ---------------------------------------
Undistributed tax exempt income ..............................      $  1,426,574          $     48,400
Undistributed long term capital gains ........................                --                    --
                                                                ---------------------------------------
Distributable earnings .......................................      $  1,426,574          $     48,400
                                                                ---------------------------------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended May 31, 2004 were as follows:

                                                                ---------------------------------------
                                                                FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                                    HIGH YIELD            MUNICIPAL
                                                                  MUNICIPAL FUND          BOND FUND
                                                                ---------------------------------------
Purchases ...................................................      $82,234,345             $16,222,991
Sales .......................................................      $55,332,392             $14,668,715


6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin California High Yield Municipal Fund has 51.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin California High Yield Municipal Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At May 31, 2004, the value of these securities was $1,193,673, representing .2% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.




--------------------------------------------------------------------------------


44| Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.




                                                               Annual Report |45

FRANKLIN MUNICIPAL SECURITIES TRUST

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.




46| Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN MUNICIPAL SECURITIES
TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Municipal Securities Trust (the "Fund") at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 9, 2004




--------------------------------------------------------------------------------

                                                               Annual Report |47

FRANKLIN MUNICIPAL SECURITIES TRUST

TAX DESIGNATION (UNAUDITED)


--------------------------------------------------------------------------------
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2004. A portion of the Funds' exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2005, shareholders will be notified of amounts for use in preparing their 2004 income tax returns.
















--------------------------------------------------------------------------------

48| Annual Report

Board Members and Officers


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (83)     Trustee         Since 1991          112                          None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee         Since 1991          141                          Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                           company).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)(until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee         Since 1991          142                          None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (52)         Trustee         Since 1998          97                           Director, Amerada Hess Corporation
 One Franklin Parkway                                                                           (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                       gas); H.J. Heinz Company (processed
                                                                                                foods and allied products); RTI
                                                                                                International Metals, Inc.
                                                                                                (manufacture and distribution of
                                                                                                titanium); and Canadian National
                                                                                                Railway (railroad).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
 of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
 and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (75)        Trustee         Since 1991          114                          Director, The California Center for
 One Franklin Parkway                                                                           Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------



                                                               Annual Report |49


------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)        Trustee         Since 1993          141                          Director, White Mountains Insurance
 One Franklin Parkway                                                                           Group,  Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                       Martek  Biosciences Corporation;
                                                                                                MedImmune, Inc. (biotechnology);
                                                                                                and Overstock.com (Internet
                                                                                                services); and FORMERLY, Director,
                                                                                                MCI Communication Corporation
                                                                                               (subsequently known as MCI
                                                                                                WorldCom, Inc. and WorldCom, Inc.)
                                                                                               (communications services) (1988-2002)
                                                                                                and Spacehab, Inc. (aerospace
                                                                                                services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


 INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF FUND      COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (59)        Trustee and     Trustee since 1993  38                           None
 One Franklin Parkway          Vice President  and Vice President
 San Mateo, CA 94403-1906                      since 1991
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (71)     Trustee and     Trustee since 1991  141                          None
 One Franklin Parkway          Chairman of     and Chairman of
 San Mateo, CA 94403-1906      the Board       the Board since
                                               1993
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------



50| Annual Report



------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Trustee,        Trustee since       124                          None
 One Franklin Parkway          President and   1991, President
 San Mateo, CA 94403-1906      Chief           since 1993 and
                               Executive       Chief Executive
                               Officer -       Officer -
                               Investment      Investment
                               Management      Management
                                               since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (44)           Vice President  Since 1999          Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 RAFAEL R. COSTAS, JR. (39)    Vice President  Since 1999          Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice President  Since 1995          Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
 Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
 Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
 Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice     Since 2002          Not Applicable               None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief Executive
 Fort Lauderdale,              Officer -
 FL 33394-3091                 Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                               Annual Report |51



------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (57)            Vice President  Since 2000          Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)         Vice President  Since 2000          Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 DIOMEDES LOO-TAM (65)         Treasurer       Since March 2004    Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees,
 Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments
 (1985-2000); and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (67)        Vice President  Since 2002          Not Applicable               Director, FTI Banque, Arch
 600 Fifth Avenue              - AML                                                            Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                       Foundation.
 New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch
 Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------




52| Annual Report



------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President  Since 2000          Not Applicable               None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (52)          Chief Financial Since May 2004      Not Applicable               None
 500 East Broward Blvd.        Officer
 Suite 2100
 Fort Lauderdale,
 FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
 Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (42)             Vice President  Since 2000          Not Applicable               None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 *We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
 Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

 **Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc.
 (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

 Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

 THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE
 WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE
 MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT
 ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES
 THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE
 AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA
 LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A
 DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND
 DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF
 PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE
 SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS
 ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF
 SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL
 STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND,
 AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT
 COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND
 EXCHANGE COMMISSION RULES AND RELEASES.

 THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE,
 WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

--------------------------------------------------------------------------------




                                                               Annual Report |53

Franklin Municipal Securities Trust

PROXY VOTING POLICIES AND PROCEDURES


--------------------------------------------------------------------------------
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.




--------------------------------------------------------------------------------

54| Annual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II1

VALUE
Franklin Balance Sheet Investment Fund2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund5
Franklin's AGE High Income Fund
Franklin Federal Money Fund5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust3
Franklin Income Fund
Franklin Money Fund5, 6
Franklin Short-Intermediate U.S. Government Securities Fund5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund5
Templeton Global Bond Fund

TAX-FREE INCOME7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund8
Tax-Exempt Money Fund5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC7
----------------------------------------
Alabama
Arizona
California9
Colorado
Connecticut
Florida9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts8
Michigan8
Minnesota8
Missouri
New Jersey
New York9
North Carolina
Ohio8
Oregon
Pennsylvania
Tennessee
Virginia
----------------------------------------
INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust10
----------------------------------------


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                              Not part of the annual report

[FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]      One Franklin Parkway
                                                   San Mateo, CA 94403-1906




[ ] WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN MUNICIPAL
SECURITIES TRUST


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


MUN A2004 07/04


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $27,940 for the fiscal year ended May 31, 2004 and $25,890 for the fiscal year ended May 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended May 31, 2004 and $2,500 for the fiscal year ended May 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $372 for the fiscal year ended May 31, 2004 and $0 for the fiscal year ended May 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,628 for the fiscal year ended May 31, 2004 and $12,973 for the fiscal year ended May 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended May 31, 2004 and $15,473 for the fiscal year ended May 31, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    July 30, 2004